Earnings (loss) per share - Disclosure of Numerator of Basic EPS Calculation Adjusted to Allocate Undistributed Earnings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	R$ (1,515,222)	R$ 1,592,065	R$ (519,417)
Numerator of basic EPS	(1,515,222)	1,592,065	(519,417)
Adjustments for expenses (revenues) related to potential common shares included in the net income attributable to controlling shareholders	0	(79,062)	0
Numerator of diluted EPS	R$ (1,515,222)	R$ 1,513,003	R$ (519,417)